Concentration	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Risks and Uncertainties [Abstract]
Concentration

NOTE 13 – CONCENTRATION

The Company purchased all of its inventory from one vendor in Germany. Although, there were no purchases from this vendor during the three and six-months ended June 30, 2015 and 2014, outstanding payables to this vendor were $86,255 as of June 30, 2015, and December 31, 2014.

NOTE 14 – CONCENTRATION

The Company purchased all of its inventory from one vendor in Germany. Although, there were no purchases from this vendor during the years ended December 31, 2014 and 2013, outstanding payables to this vendor were $86,255 as of December 31, 2014 and December 31, 2013, respectively.